REVENUES (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended						12 Months Ended
	Mar. 31, 2018 USD ($)		Mar. 31, 2018 CNY (¥)		Mar. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)
Revenue Recognition [Abstract]
Educational programs	$ 36,061		¥ 226,194		¥ 178,722		$ 127,739		¥ 831,106		¥ 618,326		¥ 451,411
Franchise revenues	4,497	[1]	28,210	[1]	24,604	[1]	15,372	[2]	100,013	[2]	63,532	[2]	60,793	[2]
Others	2,507		15,725		6,997		5,864		38,156		29,135		17,265
Revenues	$ 43,065		¥ 270,129		¥ 210,323		$ 148,975		¥ 969,275		¥ 710,993		¥ 529,469

[1]	Initial franchise fees amounted to RMB4,764, and RMB3,430 (US$547), and recurring franchise fees amounted to RMB19,840, and RMB24,780 (US$3,950) for the three months ended March 31, 2017 and 2018, respectively.
[2]	Initial franchise fees amounted to RMB16,518, RMB15,566, and RMB23,302 (US$3,581), and recurring franchise fees amounted to RMB44,275, RMB47,966, and RMB76,711 (US$11,791) for the years ended December 31, 2015, 2016 and 2017, respectively.